Short-Term Investment	12 Months Ended
Dec. 31, 2024
Short-Term Investment [Abstract]
Short-term Investment

Note 3 — Short-term Investment

The Company made multiple currency linked structured investments held in the commercial bank during year 2024 and 2023. The ending balance of short-term investments was $nil as of December 31, 2024 and 2023.

Interest income was $337,101, $163,388 and $38,885 for the years ended December 31, 2024, 2023 and 2022, respectively.